CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 53,521	$ 62,151
Receivables	55	186
Receivable due from related party	7,326	2,675
Prepaid expenses and deposits	766	529
Total current assets	61,668	65,541
Non-current assets
Financial assets	72,426	78,299
Investment in Joint Venture	0	59,159
Right-of-use asset	381	485
Property, plant and equipment	93	106
Exploration and evaluation assets	1,628	0
Total non-current assets	74,528	138,049
Total assets	136,196	203,590
Current liabilities
Accounts payable and accrued liabilities	2,536	3,524
Lease liability	107	94
Total current liabilities	2,643	3,618
Non-current liabilities
Long-term incentive plan liabilities	478	668
Lease liability	312	421
Total non-current liabilities	790	1,089
Total liabilities	3,433	4,707
Equity
Share capital	579,591	578,750
Equity reserves	51,879	49,957
Accumulated deficit	(498,707)	(429,824)
Total equity	132,763	198,883
Total liabilities and equity	$ 136,196	$ 203,590